Taxation - Schedule of Loss Before Provision for Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	$ 167,567	$ 172,726	$ 266,695
Mainland China [Member]
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	30,345	38,651	84,911
Dubai [Member]
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	10,915	33,370	77,134
United States [Member]
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	$ 126,307	$ 100,705	$ 104,650